CASH FLOW STATEMENT (Tables)	12 Months Ended
Dec. 31, 2021
CASH FLOW STATEMENT
Schedule of cash flow statement

Analysis of net debt including lease liabilities

	Borrowings
	Cash	Overdrafts	Due within one year	Due after one year	Net currency swaps	Net interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2019	365	(32)	(132)	(1,301)	(1)	(3)	(1,104)
Net cash flow/debt movement	(88)	12	125	(550)	2	–	(499)
Exchange adjustment	–	–	1	–	(1)	3	3
At 31 December 2019	277	(20)	(6)	(1,851)	–	–	(1,600)
IFRS 16 lease liabilities	–	–	(46)	(124)	–	–	(170)
Net debt including lease liabilities at 31 December 2019	277	(20)	(52)	(1,975)	–	–	(1,770)
Net cash flow/debt movement	1,484	9	(260)	(1,285)	(7)	–	(59)
Exchange adjustment	1	–	(2)	(79)	7	2	(71)
Corporate bond issuance expense	–	–	–	8	–	–	8
IFRS 16 lease liabilities movement	–	–	(12)	(22)	–	–	(34)
At 31 December 2020	1,762	(11)	(326)	(3,353)	–	2	(1,926)
Net cash flow/debt movement	(466)	7	(162)	429	4	–	(188)
Exchange adjustment	(6)	(1)	–	72	(4)	(2)	59
Corporate bond issuance expense	–	–	–	(1)	–	–	(1)
IFRS 16 lease liabilities movement	–	–	2	5	–	–	7
Net debt including lease liabilities at 31 December 2021	1,290	(5)	(486)	(2,848)	–	–	(2,049)

Group financial statements continued

Notes to the Group accounts continued

20 Cash flow statement continued

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2021	2020	2019
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	(459)	1,493	(76)
Settlement of currency swaps	4	(7)	2
Net cash flow from borrowings	267	(1,545)	(425)
Change in net debt from net cash flow	(188)	(59)	(499)
IFRS 16 lease liabilities	7	(34)	(170)
Exchange adjustment	59	(71)	3
Corporate bond issuance expense	(1)	8	–
Change in net debt in the year	(123)	(156)	(666)
Opening net debt	(1,926)	(1,770)	(1,104)
Closing net debt	(2,049)	(1,926)	(1,770)

Cash and cash equivalents

For the purposes of the Group cash flow statement cash and cash equivalents at 31 December 2021 comprise cash at bank net of bank overdrafts.

	2021	2020	2019
	$ million	$ million	$ million
Cash at bank	1,290	1,762	277
Bank overdrafts	(5)	(11)	(20)
Cash and cash equivalents	1,285	1,751	257

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact of the management on the Group’s cash.

Cash outflows/(inflows) arising from financing activities

	Repayment	Borrowing	Proceeds from	Repayment	Cash outflow/			Proceeds from own
	of bank	of bank	Corporate	of lease	(inflow)		Purchase of	shares/issue of
	loans[1]	loans[1]	Bond issue	liabilities	from other	Dividends	own shares	ordinary shares	Total
2021	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	267	–	–	59	4	–	–	–	330
Equity	–	–	–	–	–	329	–	(14)	315
Total	267	–	–	59	4	329	–	(14)	645

2020
Debt	405	(950)	(1,000)	55	(7)	–	–	–	(1,497)
Equity	–	–	–	–	–	328	16	(11)	333
Total	405	(950)	(1,000)	55	(7)	328	16	(11)	(1,164)

2019
Debt	865	(1,290)	–	46	2	–	–	–	(377)
Equity	–	–	–	–	–	318	63	(11)	370
Total	865	(1,290)	–	46	2	318	63	(11)	(7)
1	This includes drawdown and repayment of the syndicated revolving credit facility.